Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities were as follows:
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$4,758,944	$3,911,858
General Business Credit Carryover	1,408,963	703,373
R&D Credit (available for payroll tax offset)	268,568	285,518
Subtotal	6,436,475	4,900,749
Valuation allowance	(6,436,475)	(4,900,749)
Total deferred tax assets	$—	$—